Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (29,068)	$ (31,060)	$ (14,468)
Income and expenses not involving cash flows:
Depreciation	835	777	546
Capital gain on sale of property and equipment	(20)
Loss (income) on marketable securities and short-term bank deposits	(343)	1,983	(5,590)
Loss on assets and liabilities classified as held for sale	4,244
Non-cash operating lease expenses	696	831	413
Share-based compensation	1,951	2,712	2,914
Changes in operating asset and liability items:
Increase (decrease) in prepaid expenses and other receivables	608	278	(1,249)
(Decrease) increase in accounts payable trade	(1,121)	1,168	442
(Decrease) increase in accrued expenses and other liabilities	(350)	684	(466)
Decrease in liability classified as held for sale	(101)
Operating lease liabilities	(854)	(1,326)	(84)
Net cash used in operating activities	(23,523)	(23,953)	(17,542)
Cash flows from investing activities
Purchase of property and equipment	(236)	(8,122)	(1,625)
Proceeds from sale of property and equipment	133
Investment in short-term interest-bearing bank deposits	(26,166)	(299)
Release of short-term interest-bearing bank deposits	301	10,004	20,030
Purchases of marketable securities		(1,608)	(104,417)
Proceeds from sale of marketable securities		62,549	47,604
Net cash provided by (used in) investing activities	(25,968)	62,524	(38,408)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	360		53,174
Proceeds from exercise of warrants			7,702
Proceeds from exercise of options		150	106
Net cash provided by financing activities	360	150	60,982
Increase (decrease) in cash, cash equivalents and restricted cash	(49,131)	38,721	5,032
Cash, cash equivalents and restricted cash - beginning of year	50,357	11,636	7,012
Exchange rate differences on cash, cash equivalents and restricted cash			(408)
Cash, cash equivalents and restricted cash - end of year	1,226	50,357	11,636
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 1,565	$ 835	$ 120